OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Warranty accruals	$ 7,509	$ 7,188
Accrued expenses	7,416	8,099
Accrued commissions	4,452	5,309
Employees and related expenses	7,395	7,874
Tax authorities	2,204	7,846
Other payables and accrued expenses	$ 28,976	$ 36,316